Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Commitments

As of June 30, 2025, the Company did not have any significant capital and other commitments.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its unaudited condensed consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of June 30, 2025 and December 31, 2024, the Company is not a party to any material legal or administrative proceedings.